Supplement to the
Fidelity® Export and Multinational Fund
Class K
October 30, 2019
Prospectus

Effective July 1, 2020, Gordon Scott no longer serves as portfolio manager of the fund.

Effective July 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jean Park (portfolio manager) has managed the fund since July 2020.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Effective July 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jean Park is portfolio manager of the fund, which she has managed since July 2020. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

EXF-K-20-01 1.900367.107	June 26, 2020

Supplement to the
Fidelity® Export and Multinational Fund
October 30, 2019
Prospectus

Effective July 1, 2020, Gordon Scott no longer serves as portfolio manager of the fund.

Effective July 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jean Park (portfolio manager) has managed the fund since July 2020.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Effective July 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jean Park is portfolio manager of the fund, which she has managed since July 2020. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

EXF-20-01 1.734045.126	June 26, 2020